Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 16, 2018	Nov. 13, 2017	Sep. 01, 2017	Aug. 10, 2017	Dec. 12, 2016	Aug. 10, 2017	Aug. 17, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions (Texual)
Promissory note, principal amount	$ 1,000							$ 8,403		$ 7,381
Interest rate	8.00%
Maturity date	Jan. 16, 2019
Fair value of warrants on the issuance								(197)	$ 8	153	$ 42
Sales								4,066	6,419	17,698	13,673
Accounts receivable due from the related party								$ 2,503		$ 3,017	$ 543
Adjusted per share price value	$ 0.27
Convertible preferred stock											307,500
Loan and Security Agreement [Member]
Related Party Transactions (Texual)
Interest rate	8.00%
Revolving Loan	$ 1,000
Maturity date	Jan. 16, 2019
Term of warrant	5 years
Price per share	$ 0.27
Related party entity owned percentage										22.50%
Sales										$ 3,390	$ 1,344
Slipstream Communications, LLC [Member]
Related Party Transactions (Texual)
Maturity date		Aug. 17, 2019				Aug. 17, 2018
Term of warrant		5 years		5 years
Warrant to purchase common stock		5,882,352		5,882,352
Fair value of warrants on the issuance	$ 1,000	$ 1,000				$ 1,200
Adjusted per share price value		$ 0.28				$ 0.28
Slipstream Communications, LLC [Member] | Loan and Security Agreement [Member]
Related Party Transactions (Texual)
Promissory note, principal amount	$ 1,000				$ 1,000
Interest rate	8.00%				8.00%		8.00%
Revolving Loan	$ 1,000
Maturity date	Jan. 16, 2019				Feb. 01, 2017		Aug. 17, 2019
Term of warrant	5 years				5 years		5 years
Warrant to purchase common stock	1,851,852				1,542,452		5,882,352
Price per share	$ 0.27				$ 0.28		$ 0.28
Fair value of warrants on the issuance	$ 266
Term loan					$ 786		$ 3,000
Related party entity [Member]
Related Party Transactions (Texual)
Related party entity owned percentage								20.00%
Sales								$ 417	$ 108
CEO [Member]
Related Party Transactions (Texual)
Common stock issued shares										5,422,604
Convertible preferred stock										8,806,906
CEO [Member] | ConeXus World Global, LLC [Member]
Related Party Transactions (Texual)
Common stock issued value			$ 1,119
Common stock issued shares			3,198,054
Investor [Member]
Related Party Transactions (Texual)
Convertible preferred stock										8,806,906	1,205,882